LHA Market StateTM Tactical Beta ETF
Schedule of Investments
March 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 80.6%	Shares	Value
Domestic Equity - 80.6%
State Street SPDR S&P 500 ETF Trust (a)(b)	215,451	$140,116,403
TOTAL EXCHANGE TRADED FUNDS (Cost $107,304,831)		140,116,403

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 10.4%	Par	Value
3.62%, 10/29/2026 (b)(c)	6,102,000	5,974,747
3.42%, 01/21/2027 (b)(c)	12,483,000	12,125,272
TOTAL U.S. TREASURY BILLS (Cost $18,121,563)		18,100,019

MONEY MARKET FUNDS - 7.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (d)	6,815,534	6,815,534
First American Treasury Obligations Fund - Class X, 3.59% (d)	6,815,534	6,815,534
TOTAL MONEY MARKET FUNDS (Cost $13,631,068)		13,631,068

TOTAL INVESTMENTS - 98.8% (Cost $139,057,462)		171,847,490
Other Assets in Excess of Liabilities - 1.2% (e)		2,065,009
TOTAL NET ASSETS - 100.0%		$173,912,499

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of March 31, 2026 was $145,530,416, or 83.7% of net assets.
(c)	The rate shown is the annualized yield as of March 31, 2026.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(e)	Includes cash of $2,187,355 that is pledged as collateral for futures contracts.

LHA Market StateTM Tactical Beta ETF
Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
CBOE Volatility Index	143	04/15/2026	$3,578,203	$(270,339)
CBOE Volatility Index	150	05/19/2026	3,661,800	(213,507)
S&P 500 Index	105	06/18/2026	34,496,438	(186,175)
Net Unrealized Appreciation (Depreciation)		$ –	$–	$(670,021)

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

LHA Market StateTM Tactical Beta ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$140,116,403	$–	$–	$140,116,403
U.S. Treasury Bills	–	18,100,019	–	18,100,019
Money Market Funds	13,631,068	–	–	13,631,068
Total Investments	$153,747,471	$18,100,019	$–	$171,847,490

Liabilities:
Other Financial Instruments:
Futures Contracts *	$(670,021)	$–	$–	$(670,021)
Total Other Financial Instruments	$(670,021)	$–	$–	$(670,021)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.